Convertible Notes (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2023	Dec. 16, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturity Date	Dec. 31, 2026
Interest Expense, Other			$ 30,684	$ 7,613	$ 76,496	$ 22,839	$ 32,322	$ 32,875
Convertible note payable			927,500		927,500		557,500	$ 0	$ 107,500
Debt converted		$ 150,000					150,000
Interest Rate								5.00%	1.00%
Issuance Of Convertible Note					$ 420,000		$ 350,000		$ 100,000
Convertible Note Common Stock Conversion price							$ 0.05		$ 0.35
Convertible Note Interest Rate					13.00%		13.00%		10.00%
Accrued interest			132,272		$ 132,272		$ 59,071	$ 26,749
Conversion of stock, amount converted					50,000
Accrued interest, amount converted					$ 3,295
Original Issue Discount Rate									7.00%
Debt discount amortization related to OID							0	11,323
Debt discount related party									$ 14,525
Unamortized Debt Discount							$ 0	$ 0
Maturity Date Of Convertible Note					December 31, 2026		December 31, 2026		December 31, 2023
Proceeds from convertible note							$ 200,000		$ 192,975
Share price							$ 0.05		$ 0.35
Unamortized debt discount			$ 0		$ 0		$ 0
Bottom [Member]
Interest Rate	10.00%
Convertible Note Common Stock Conversion price					$ 0.085
Top [Member]
Interest Rate	13.00%
Convertible Note Common Stock Conversion price					$ 0.12